LEASES - Summary of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (in years)	6 years 9 months 18 days		7 years 6 months 10 days
Weighted average discount rate	5.73%		5.34%
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,635	$ 399	$ 9,451
Cash paid for amounts included in the measurement of lease liabilities	$ 2,733		5,003
Right of use assets obtained in exchange for new operating lease liabilities one			$ 25,087